Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024		Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development	$ 325	$ 1,000		$ 2,983	$ 4,266
General and administrative	2,633	1,879		7,121	7,602
Total operating expenses	2,958	2,879		10,104	11,868
Loss from operations	(2,958)	(2,879)		(9,921)	(11,746)
Other (expense) income:
Other income		3,556		3,556
Change in fair value of forward purchase agreement asset	(23)			(339)
Change in fair value of SEPA put rights asset	(156)			(312)
Change in fair value of embedded derivative liability	(31)			(11)
Gain on extinguishment of accrued liabilities				173
Interest income	18	1		9	63
Interest expense	(737)	(42)		(387)	(23)
Total other (expense) income, net	(929)	3,515		2,689	40
Net (loss) income	(3,887)	636		(7,232)	(11,706)
Deemed dividend resulting from the warrant down round				(10,177)
Net loss attributable to common stockholders	(3,887)	312		$ (17,409)	$ (11,706)
Loss per share
Less net income allocated to participating securities		324	[1]
Net (loss) income allocated to common stock	$ (3,887)	$ 312
Net (loss) income per share, basic (in Dollars per share)	$ (0.08)	$ 0.02		$ (0.74)	$ (0.61)
Net (loss) income per share, diluted (in Dollars per share)	$ (0.08)	$ 0.01		$ (0.74)	$ (0.61)
Weighted averages shares outstanding
Weighted average shares outstanding - basic (in Shares)	50,922,432	19,181,066		23,409,969	19,133,313
Weighted average shares outstanding – diluted (in Shares)	50,922,432	44,549,733		23,409,969	19,133,313
Revenue:
Total revenues				$ 183	$ 122
Research and development services
Revenue:
Total revenues				$ 183
Collaboration revenue
Revenue:
Total revenues					99
Royalty
Revenue:
Total revenues					$ 23

[1]	Allocated based on the common stock issuable upon conversion of the outstanding preferred stock of 19,887,616 as compared to the sum of common stock outstanding of 19,181,066 and the common stock issuable upon conversion of 19,887,616.